Fair Value of Financial Instruments - Summary of Changes in Level 3 Instruments Carried At Fair Value (Detail) - Valued using models (without observable inputs) [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	$ 703
Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at end of period	1,957
Trading securities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	803	$ 545
Change in fair value included in earnings	(75)	(54)
Change in fair value included in other comprehensive income	(31)	2
Purchases/Issuances	357	278
Sales	(353)	(172)
Transfers into Level 3	34	74
Transfers out of Level 3	(32)	(128)
Assets at end of period	703	545
Change in unrealized gains (losses) recorded in income for instruments still held	(1)	(37)
Trading securities [member] | NHA MBS US Agency MBS And CMO [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	803	538
Change in fair value included in earnings	(75)	(54)
Change in fair value included in other comprehensive income	(31)	2
Purchases/Issuances	357	273
Sales	(353)	(165)
Transfers into Level 3	34	74
Transfers out of Level 3	(32)	(128)
Assets at end of period	703	540
Change in unrealized gains (losses) recorded in income for instruments still held	(1)	(37)
Trading securities [member] | Corporate debt [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period		7
Purchases/Issuances		5
Sales		(7)
Assets at end of period		5
Financial assets at fair value through profit or loss [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,903	1,984
Change in fair value included in earnings	21	4
Change in fair value included in other comprehensive income	(49)	8
Purchases/Issuances	113	78
Sales	(27)	(164)
Maturities/Settlement	(4)
Transfers into Level 3		1
Assets at end of period	1,957	1,911
Change in unrealized gains (losses) recorded in income for instruments still held	47	14
Financial assets at fair value through profit or loss [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,903	1,984
Change in fair value included in earnings	21	4
Change in fair value included in other comprehensive income	(49)	8
Purchases/Issuances	113	78
Sales	(27)	(164)
Maturities/Settlement	(4)
Transfers into Level 3		1
Assets at end of period	1,957	1,911
Change in unrealized gains (losses) recorded in income for instruments still held	47	14
Financial assets at fair value through other comprehensive income, category [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	94	82
Purchases/Issuances	5
Assets at end of period	99	82
Financial assets at fair value through other comprehensive income, category [member] | Corporate equity [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	93	81
Purchases/Issuances	5
Assets at end of period	98	81
Financial assets at fair value through other comprehensive income, category [member] | US States, municipalities and agencies [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1	1
Assets at end of period	1	1
Business and government loans [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Assets at beginning of period	1,945	1,736
Change in fair value included in other comprehensive income	(70)	9
Purchases/Issuances	1,488	80
Maturities/Settlement	(161)	(264)
Assets at end of period	3,202	1,561
Derivatives Liabilities [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	1
Liabilities at end of period	4	1
Derivatives Liabilities [member] | Credit default swaps [member]
Disclosure of reconciliation of changes in fair value measurement assets liabilities [line items]
Liabilities at beginning of period	4	1
Liabilities at end of period	$ 4	$ 1